UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2012

1.841647.106

STD-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,841,000	$ 3,507,303
7.5% 11/15/16	2,228,000	2,840,874
8.75% 5/15/17	1,876,000	2,554,144
8.875% 8/15/17	1,111,000	1,539,343
9.25% 2/15/16	660,000	846,450
9.875% 11/15/15	695,000	889,111
10.625% 8/15/15	421,000	537,433
11.25% 2/15/15	2,069,000	2,566,044
U.S. Treasury Notes:
0.125% 12/31/13	8,074,000	8,066,750
0.125% 7/31/14	7,704,000	7,688,353
0.25% 1/31/14	7,745,000	7,747,726
0.25% 2/28/14	8,190,000	8,192,555
0.25% 3/31/14	7,712,000	7,714,105
0.25% 4/30/14	7,799,000	7,801,129
0.25% 5/31/14	7,876,000	7,877,229
0.25% 6/30/14	7,744,000	7,744,906
0.25% 8/31/14	8,103,000	8,103,316
0.25% 9/15/14	7,019,000	7,018,453
0.25% 9/30/14	7,569,000	7,569,000
0.25% 10/31/14	6,099,000	6,099,000
0.25% 11/30/14	5,250,000	5,250,000
0.25% 12/15/14	7,506,000	7,503,658
0.25% 1/15/15	7,771,000	7,766,143
0.25% 2/15/15	7,675,000	7,670,203
0.25% 5/15/15	7,293,000	7,285,590
0.25% 7/15/15	7,408,000	7,397,584
0.25% 8/15/15	7,408,000	7,395,843
0.25% 9/15/15	7,264,000	7,250,380
0.25% 10/15/15	7,160,000	7,145,458
0.375% 11/15/14	7,622,000	7,638,974
0.375% 3/15/15	7,800,000	7,816,450
0.375% 4/15/15	8,238,000	8,254,089
0.375% 6/15/15	7,324,000	7,337,733
0.375% 11/15/15	7,080,000	7,090,507
0.5% 8/15/14	7,477,000	7,508,837
0.5% 10/15/14	6,908,000	6,938,761
0.5% 7/31/17	7,525,000	7,500,897
0.625% 7/15/14	7,248,000	7,292,452
0.625% 5/31/17	7,555,000	7,585,688
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/31/17	$ 7,551,000	$ 7,568,111
0.625% 9/30/17	7,945,000	7,955,551
0.625% 11/30/17	7,757,000	7,759,420
0.75% 12/15/13	6,550,000	6,586,333
0.75% 6/15/14	7,325,000	7,381,937
0.75% 6/30/17	7,576,000	7,642,881
0.75% 10/31/17	7,645,000	7,697,559
0.875% 11/30/16	7,453,000	7,576,437
0.875% 12/31/16	7,550,000	7,670,332
0.875% 1/31/17	7,453,000	7,569,453
0.875% 2/28/17	7,555,000	7,674,225
0.875% 4/30/17	7,555,000	7,668,914
1% 1/15/14	6,575,000	6,632,275
1% 5/15/14	7,406,000	7,487,585
1% 8/31/16	7,677,000	7,838,340
1% 9/30/16	7,677,000	7,840,136
1% 10/31/16	7,677,000	7,840,136
1% 3/31/17	7,864,000	8,026,195
1.25% 2/15/14	6,198,000	6,273,783
1.25% 3/15/14	7,019,000	7,110,029
1.25% 4/15/14	6,051,000	6,134,437
1.25% 8/31/15	7,897,000	8,097,513
1.25% 9/30/15	7,869,000	8,073,720
1.25% 10/31/15	7,378,000	7,573,974
1.375% 11/30/15	6,694,000	6,899,004
1.5% 12/31/13	6,207,000	6,292,830
1.5% 6/30/16	6,966,000	7,235,389
1.5% 7/31/16	7,555,000	7,851,889
1.75% 1/31/14	6,210,000	6,320,128
1.75% 3/31/14	8,084,000	8,245,680
1.75% 7/31/15	6,738,000	6,994,361
1.75% 5/31/16	5,208,000	5,452,125
1.875% 2/28/14	6,738,000	6,875,395
1.875% 4/30/14	7,660,000	7,836,540
1.875% 6/30/15	5,990,000	6,231,469
1.875% 8/31/17	6,009,000	6,372,827
1.875% 9/30/17	5,640,000	5,981,485
1.875% 10/31/17	5,582,000	5,923,027
2% 1/31/16	6,665,000	7,008,141
2% 4/30/16	5,199,000	5,483,323
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 11/30/14	$ 9,245,000	$ 9,585,909
2.125% 5/31/15	7,935,000	8,294,551
2.125% 12/31/15	3,246,000	3,421,485
2.125% 2/29/16	3,386,000	3,578,315
2.25% 5/31/14	7,438,000	7,660,560
2.25% 1/31/15	9,241,000	9,633,743
2.25% 3/31/16	4,842,000	5,141,976
2.25% 11/30/17	5,124,000	5,533,920
2.375% 8/31/14	8,826,000	9,150,770
2.375% 9/30/14	9,245,000	9,602,162
2.375% 10/31/14	9,069,000	9,433,175
2.375% 2/28/15	9,431,000	9,870,871
2.375% 3/31/16	3,624,000	3,862,959
2.375% 7/31/17	5,247,000	5,681,515
2.5% 3/31/15	9,373,000	9,854,828
2.5% 4/30/15	8,997,000	9,474,264
2.5% 6/30/17	4,585,000	4,988,338
2.625% 6/30/14	8,388,000	8,700,914
2.625% 7/31/14	8,534,000	8,870,026
2.625% 12/31/14	8,890,000	9,325,468
2.625% 2/29/16	2,718,000	2,915,903
2.625% 4/30/16	2,868,000	3,084,669
2.75% 11/30/16	5,113,000	5,573,170
2.75% 5/31/17	4,600,000	5,052,815
3% 8/31/16	5,085,000	5,568,075
3% 9/30/16	5,308,000	5,823,041
3% 2/28/17	4,826,000	5,330,843
3.125% 10/31/16	5,827,000	6,429,273
3.125% 1/31/17	5,703,000	6,321,422
3.125% 4/30/17	4,595,000	5,113,371
3.25% 5/31/16	3,607,000	3,962,066
3.25% 6/30/16	4,212,000	4,636,818
3.25% 7/31/16	5,258,000	5,798,586
3.25% 12/31/16	4,909,000	5,458,194
3.25% 3/31/17	5,213,000	5,822,269
4% 2/15/14	6,549,000	6,844,982
4% 2/15/15	7,319,000	7,915,381
4.125% 5/15/15	5,511,000	6,025,937
4.25% 8/15/14	5,750,000	6,139,919
4.25% 11/15/14	5,507,000	5,933,578
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 8/15/15	$ 5,686,000	$ 6,285,253
4.25% 11/15/17	3,644,000	4,288,817
4.5% 11/15/15	4,714,000	5,288,519
4.5% 2/15/16	4,415,000	4,995,846
4.5% 5/15/17	2,865,000	3,363,688
4.625% 11/15/16	4,031,000	4,687,295
4.625% 2/15/17	3,308,000	3,874,753
4.75% 5/15/14	6,033,000	6,426,792
4.75% 8/15/17	3,390,000	4,046,813
4.875% 8/15/16	3,533,000	4,109,321
5.125% 5/15/16	3,345,000	3,885,425
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $831,396,211)		845,883,943
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $1,864,000)	$ 1,864,033	1,864,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $833,260,211)		847,747,943
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,304,931
NET ASSETS - 100%		$ 850,052,874
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,864,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 374,073
Credit Suisse Securities (USA) LLC	282,943
HSBC Securities (USA), Inc.	498,763
Merrill Lynch, Pierce, Fenner & Smith, Inc.	548,640
Mizuho Securities USA, Inc.	34,890
UBS Securities LLC	124,691
$ 1,864,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $833,191,285. Net unrealized appreciation aggregated $14,556,658, of which $14,571,682 related to appreciated investment securities and $15,024 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2012

1.810699.108

MON-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 36.0%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.7%
Branch Banking & Trust Co.
3/28/13 to 5/1/13	0.32 to 0.36%	$ 46,000,000	$ 46,000,000
State Street Bank & Trust Co., Boston
12/14/12 to 1/17/13	0.20 to 0.22	50,000,000	50,000,000
			96,000,000
London Branch, Eurodollar, Foreign Banks - 6.6%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	24,000,000	24,000,020
Commonwealth Bank of Australia
1/24/13	0.24	13,000,000	13,000,000
DNB Bank ASA
1/22/13	0.30	20,000,000	20,000,000
HSBC Bank PLC
12/28/12 to 4/12/13	0.30 to 0.42	33,000,000	33,000,000
Mizuho Corporate Bank Ltd.
1/9/13	0.35	9,000,000	9,000,000
National Australia Bank Ltd.
12/20/12 to 6/3/13	0.26 to 0.42 (c)	285,000,000	285,000,000
			384,000,020
New York Branch, Yankee Dollar, Foreign Banks - 27.7%
Bank of Montreal Chicago CD Program
2/11/13 to 9/6/13	0.23 to 0.44 (c)	92,000,000	92,002,654
Bank of Nova Scotia
4/9/13 to 9/17/13	0.29 to 0.54 (c)	56,000,000	56,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/11/13 to 4/10/13	0.27 to 0.50	231,000,000	230,999,819
Canadian Imperial Bank of Commerce
4/3/13 to 9/17/13	0.29 to 0.42 (c)	91,000,000	91,000,000
Credit Suisse
2/19/13	0.27	39,000,000	39,000,000
DnB NOR Bank ASA
1/14/13 to 2/12/13	0.25 to 0.30	20,000,000	20,000,000
Mitsubishi UFJ Trust & Banking Corp.
2/19/13	0.55	50,000,000	50,000,000
Mizuho Corporate Bank Ltd.
12/6/12 to 2/13/13	0.32 to 0.41	185,000,000	185,003,392
National Bank of Canada
2/4/13 to 5/17/13	0.34 to 0.41 (c)	51,000,000	51,000,000
Nordea Bank Finland PLC
2/20/13 to 3/28/13	0.25 to 0.27	72,000,000	72,000,000
Royal Bank of Canada
9/1/13	0.74 (c)	75,000,000	75,000,000
Skandinaviska Enskilda Banken
1/22/13 to 2/6/13	0.26	40,000,000	40,000,000
Societe Generale
12/3/12	0.30	78,000,000	78,000,000

	Yield (a)	Principal Amount	Value
Sumitomo Mitsui Banking Corp.
2/13/13 to 5/9/13	0.34 to 0.44% (c)	$ 285,000,000	$ 285,008,266
Sumitomo Trust & Banking Co. Ltd.
1/9/13 to 2/26/13	0.30	130,000,000	130,000,000
Svenska Handelsbanken, Inc.
12/27/12 to 1/24/13	0.25 to 0.27	43,000,000	43,000,254
Toronto-Dominion Bank
2/4/13 to 3/28/13	0.30 to 0.31 (c)	43,000,000	43,000,000
UBS AG
5/7/13	0.31 (c)	26,000,000	26,000,000
Westpac Banking Corp.
1/29/13	0.23	10,000,000	10,000,000
			1,617,014,385
TOTAL CERTIFICATE OF DEPOSIT	2,097,014,405
Financial Company Commercial Paper - 15.2%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	6,000,000	5,998,017
Barclays U.S. Funding Corp.
2/1/13	0.25	151,000,000	150,934,986
BAT International Finance PLC
12/3/12	0.45	5,000,000	4,999,875
Commonwealth Bank of Australia
12/17/12 to 6/3/13	0.23 to 0.40 (c)	119,000,000	118,980,957
DNB Bank ASA
1/7/13 to 3/25/13	0.25 to 0.30	84,000,000	83,953,890
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	46,000,000	45,954,069
JPMorgan Chase & Co.
4/26/13 to 5/28/13	0.28 to 0.30 (c)	90,000,000	90,000,000
National Australia Funding, Inc.
2/6/13	0.23	5,000,000	4,997,906
Nationwide Building Society
3/4/13 to 3/7/13	0.30	10,000,000	9,992,100
PNC Bank NA
2/15/13	0.39	13,000,000	12,989,297
Skandinaviska Enskilda Banken AB
2/1/13 to 3/6/13	0.26 to 0.28	39,000,000	38,978,174
Svenska Handelsbanken, Inc.
12/28/12 to 4/8/13	0.25 to 0.28	97,000,000	96,949,215
Swedbank AB
12/6/12 to 12/13/12	0.25 to 0.31	38,000,000	37,997,524
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	16,000,000	15,986,902
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
UBS Finance, Inc.
1/14/13 to 4/25/13	0.30 to 0.45%	$ 80,000,000	$ 79,895,517
Westpac Banking Corp.
12/17/12 to 6/3/13	0.22 to 0.40 (c)	90,000,000	89,979,858
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER	888,588,287
Asset Backed Commercial Paper - 3.4%

Ciesco LP (Citibank NA Guaranteed)
12/5/12	0.25	38,000,000	37,998,944
12/14/12	0.27	6,000,000	5,999,415
12/19/12	0.28	7,000,000	6,999,020
12/20/12	0.28	5,000,000	4,999,261
1/8/13	0.35	3,000,000	2,998,892
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/24/13	0.25	37,000,000	36,986,125
Govco, Inc. (Liquidity Facility Citibank NA)
12/6/12	0.26	17,000,000	16,999,386
12/10/12	0.27	3,000,000	2,999,798
12/17/12	0.35	10,000,000	9,998,444
12/21/12	0.33	6,000,000	5,998,900
12/21/12	0.28	6,000,000	5,999,067
1/8/13	0.35	3,000,000	2,998,892
1/11/13	0.35	18,000,000	17,992,825
1/11/13	0.35	26,000,000	25,989,636
2/1/13	0.35	3,000,000	2,998,192
2/1/13	0.35	7,000,000	6,995,781
TOTAL ASSET BACKED COMMERCIAL PAPER	194,952,578
Other Commercial Paper - 2.3%

Devon Energy Corp.
12/31/12	0.41 (c)	29,000,000	29,000,000
Ecolab, Inc.
1/11/13	0.51 (c)	12,000,000	12,000,000
MidAmerican Energy Holdings, Co.
12/18/12 to 1/4/13	0.38 to 0.39	17,190,000	17,183,857
Northeast Utilities
12/7/12	0.41	2,000,000	1,999,863
Verizon Communications, Inc.
1/14/13	0.41 (c)	20,000,000	20,000,000
Viacom, Inc.
12/7/12 to 12/20/12	0.40	15,200,000	15,198,236

	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
1/10/13	0.41%	$ 9,000,000	$ 8,995,900
Xerox Corp.
12/13/12 to 12/28/12	0.77	29,000,000	28,987,103
TOTAL OTHER COMMERCIAL PAPER	133,364,959
Treasury Debt - 9.9%

U.S. Treasury Obligations - 9.9%
U.S. Treasury Bills
4/18/13 to 5/16/13	0.15	62,000,000	61,961,200
U.S. Treasury Notes
12/15/12 to 11/15/13	0.16 to 0.23	512,000,000	516,467,759
TOTAL TREASURY DEBT	578,428,959
Other Note - 3.9%

Medium-Term Notes - 3.9%
Dominion Resources, Inc.
1/14/13	0.41 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
9/1/13 to 9/13/13	0.46 to 0.69 (b)(c)	145,450,000	145,450,000
9/6/13	0.36 (c)	70,000,000	69,989,235
TOTAL OTHER NOTE	225,439,235
Variable Rate Demand Note - 1.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/7/12	0.21 (c)	10,000,000	10,000,000
Florida - 0.7%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/7/12	0.21 (c)	40,000,000	40,000,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
12/7/12	0.19 (c)	15,000,000	15,000,000
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2004 A1, LOC Royal Bank of Canada, VRDN
12/7/12	0.19 (c)(d)	3,985,000	3,985,000
TOTAL VARIABLE RATE DEMAND NOTE	68,985,000
Government Agency Debt - 5.2%
	Yield (a)	Principal Amount	Value
Federal Agencies - 5.2%
Fannie Mae
3/7/13	0.16%	$ 65,000,000	$ 64,972,267
Fannie Mae
2/22/13 to 9/11/14	0.16 to 0.19 (c)	64,000,000	64,016,039
Federal Home Loan Bank
2/28/13 to 9/19/13	0.16 to 0.22	57,000,000	57,029,137
Freddie Mac
12/5/14	0.00 (c)	50,000,000	50,000,000
12/5/14	0.00 (c)	10,000,000	10,000,000
Freddie Mac
2/27/13 to 4/15/13	0.15 to 0.17	57,000,000	57,018,804
TOTAL GOVERNMENT AGENCY DEBT	303,036,247
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
2/28/13	0.53 (c)(e)	8,000,000	8,000,000
Other Municipal Debt - 0.3%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	16,500,000	16,500,000
Government Agency Repurchase Agreement - 9.6%
	Maturity Amount
In a joint trading account at 0.25% dated 11/30/12 due 12/3/12 Collateralized by (U.S. Government Obligations) #	$ 921,019	921,000
With:
BNP Paribas Securities Corp. at:
0.23%, dated:
11/20/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $18,361,525, 2.23% - 6.5%, 9/1/16 - 11/1/42)	18,006,785	18,000,000
11/21/12 due 12/7/12:
(Collateralized by U.S. Government Obligations valued at $16,321,252, 2.54% - 6.5%, 12/1/14 - 11/1/41)	16,005,929	16,000,000
(Collateralized by U.S. Government Obligations valued at $18,361,408, 2.68% - 5.5%, 5/1/18 - 10/1/40)	18,006,670	18,000,000

	Maturity Amount	Value
BNP Paribas Securities Corp. at:
0.23%, dated:
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $66,302,966, 3.5% - 6.5%, 10/1/19 - 7/1/47)	$ 65,024,917	$ 65,000,000
0.25%, dated 10/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $9,182,423, 2.41% - 6.5%, 11/1/17 - 4/1/42)	9,002,813	9,000,000
Citibank NA at 0.2%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $27,541,030, 2.3% - 6%, 11/1/22 - 11/1/42)	27,001,050	27,000,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/1/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $56,241,521, 2.5% - 4%, 10/1/27 - 7/1/42)	55,013,689	55,000,000
ING Financial Markets LLC at 0.23%, dated:
10/31/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $9,191,804, 0% - 5%, 5/1/27 - 8/15/41)	9,001,898	9,000,000
11/8/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $2,062,987, 3.75% - 4%, 11/15/40 - 8/15/41)	2,000,371	2,000,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $9,271,148, 2% - 5%, 3/1/40 - 6/1/42)	9,001,725	9,000,000
11/28/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $13,392,237, 3.5%, 7/25/40)	13,004,734	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 11/5/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $9,181,572, 3.5%, 12/1/42)	9,001,650	9,000,000
0.23%, dated 11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $9,180,705, 3.5%, 12/1/42)	9,001,668	9,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.27%, dated:
11/9/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $19,437,367, 3.5%, 9/1/42)	$ 19,004,418	$ 19,000,000
11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $38,768,612, 2.5% - 5%, 12/1/27 - 9/1/42)	38,008,265	38,000,000
11/21/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $77,526,978, 2.5% - 4%, 11/1/27 - 3/1/42)	76,017,100	76,000,000
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $19,391,190, 3.4%, 5/1/41)	19,004,418	19,000,000
0.28%, dated:
11/2/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $58,157,626, 2.1% - 5%, 1/1/39 - 10/1/42)	57,013,743	57,000,000
11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $8,160,318, 2.5% - 4%, 11/1/27 - 11/1/41)	8,000,436	8,000,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $37,901,625, 3% - 4.5%, 6/1/27 - 3/15/42)	37,034,574	37,000,000
RBC Capital Markets Corp. at:
0.23%, dated 11/16/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $19,440,789, 2.32% - 4.5%, 3/1/38 - 9/1/42)	19,003,763	19,000,000
0.24%, dated 11/14/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $10,249,195, 2.5% - 4.5%, 10/20/40 - 3/20/42)	10,002,000	10,000,000

	Maturity Amount	Value
RBC Capital Markets Corp. at:
0.25%, dated 10/24/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $9,195,819, 2.37% - 3.85%, 1/1/36 - 12/1/40)	$ 9,005,625	$ 9,000,000
RBS Securities, Inc. at 0.25%, dated 11/5/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $9,183,188, 3.66% - 5.66%, 12/1/38 - 9/1/39)	9,001,750	9,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		560,921,000
Treasury Repurchase Agreement - 2.1%

With:
Commerz Markets LLC at 0.23%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $115,264,171, 1.13% - 3.88%, 12/15/12 - 11/15/22)	113,002,166	113,000,000
Federal Reserve Bank of New York at 0.18%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $10,004,743, 1%, 8/31/16)	10,000,150	10,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		123,000,000
Other Repurchase Agreement - 12.9%

Other Repurchase Agreement - 12.9%
With:
Barclays Capital, Inc. at 0.3%, dated 11/30/12 due 12/7/12:
(Collateralized by Corporate Obligations valued at $3,150,079, 3.25% - 5.5%, 5/16/14 - 11/1/22)	3,000,175	3,000,000
(Collateralized by Corporate Obligations valued at $5,250,132, 5.5% - 7.25%, 10/15/17 - 11/1/22)	5,000,292	5,000,000
BNP Paribas Securities Corp. at:
0.34%, dated:
11/8/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $3,156,955, 4.7% - 8.75%, 2/13/13 - 1/15/21)	3,000,822	3,000,000
11/9/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $3,152,913, 0.77% - 5.5%, 10/18/16 - 12/15/21)	3,000,793	3,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
BNP Paribas Securities Corp. at:
0.34%, dated:
11/14/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $3,150,483, 4.88% - 6.3%, 11/12/40 - 1/15/48)	$ 3,000,652	$ 3,000,000
0.55%, dated 11/27/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $3,240,298, 6.38% - 6.88%, 6/1/19 - 8/15/20)	3,001,375	3,000,000
Credit Suisse Securities (USA) LLC at:
0.29%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $10,301,700, 1.8% - 3.5%, 4/16/41 - 1/16/53)	10,000,564	10,000,000
0.33%, dated 11/30/12 due 12/7/12 (Collateralized by Equity Securities valued at $12,960,511)	12,000,770	12,000,000
0.52%, dated 10/16/12 due 1/15/13 (Collateralized by Equity Securities valued at $17,292,059)	16,021,031	16,000,000
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $4,323,629, 0.75%, 7/15/16)	4,007,520	4,000,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $5,401,316, 0.54%, 2/6/41)	5,009,839	5,000,000
0.78%, dated:
10/15/12 due 1/14/13 (Collateralized by Corporate Obligations valued at $10,811,882, 0.21% - 6%, 4/25/35 - 4/25/47)	10,019,717	10,000,000
10/16/12 due 1/17/13 (Collateralized by Mortgage Loan Obligations valued at $16,218,742, 0% - 7%, 4/13/29 - 2/12/51)	15,030,225	15,000,000
10/22/12 due 1/24/13 (Collateralized by Mortgage Loan Obligations valued at $5,404,568, 0.21% - 6.89%, 7/25/34 - 12/10/49)	5,010,183	5,000,000
10/24/12 due 1/23/13 (Collateralized by Mortgage Loan Obligations valued at $5,404,537, 0.21% - 6.89%, 3/25/35 - 12/18/49)	5,009,858	5,000,000

	Maturity Amount	Value
Credit Suisse Securities (USA) LLC at:
0.78%, dated:
11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $5,403,653, 0.36% - 6.89%, 10/25/30 - 12/18/49)	$ 5,009,750	$ 5,000,000
0.8%, dated:
10/1/12 due 1/2/13 (Collateralized by Mortgage Loan Obligations valued at $5,407,843, 0.37% - 6%, 10/25/30 - 12/10/49)	5,010,333	5,000,000
10/9/12 due 1/7/13 (Collateralized by Mortgage Loan Obligations valued at $10,814,861, 0.37% - 6.89%, 10/25/30 - 1/15/49)	10,020,000	10,000,000
Deutsche Bank Securities, Inc. at:
0.33%, dated:
11/20/12 due 12/4/12 (Collateralized by Equity Securities valued at $18,149,341)	16,002,053	16,000,000
11/27/12 due 12/4/12 (Collateralized by Equity Securities valued at $17,470,988)	16,001,027	16,000,000
0.58%, dated 11/30/12 due 12/3/12 (Collateralized by Corporate Obligations valued at $108,005,306, 0.63% - 13%, 3/22/13 - 1/1/49)	100,004,833	100,000,000
ING Financial Markets LLC at 0.34%, dated 11/30/12 due 12/3/12 (Collateralized by Corporate Obligations valued at $91,355,287, 1% - 4.5%, 2/15/14 - 3/15/18)	87,002,465	87,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 10/18/12 due 1/17/13 (Collateralized by Equity Securities valued at $7,613,347)	7,008,847	7,000,000
0.69%, dated:
9/13/12 due 12/12/12 (Collateralized by Equity Securities valued at $15,240,434)	14,024,150	14,000,000
10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $15,229,359, 1.38% - 3%, 6/1/17 - 10/1/17)	14,032,200	14,000,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $15,230,315)	14,049,700	14,000,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $15,229,958, 1.38% - 3%, 6/1/17 - 6/15/25)	14,042,583	14,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.79%, dated 9/13/12 due 1/11/13 (Collateralized by Corporate Obligations valued at $15,243,904, 1.38%, 6/1/17)	$ 14,036,867	$ 14,000,000
J.P. Morgan Securities, Inc. at:
0.29%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $72,101,482, 4.68% - 12.88%, 9/25/30 - 11/25/42)	70,003,947	70,000,000
0.37%, dated 11/30/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $9,451,038, 1.5% - 7.5%, 4/15/13 - 2/15/19)	9,000,648	9,000,000
0.46%, dated 11/16/12 due 12/7/12 (Collateralized by Mortgage Loan Obligations valued at $14,043,232, 5.5% - 6.08%, 5/25/35 - 6/11/49)	13,004,651	13,000,000
0.67%, dated 11/30/12 due 12/7/12 (Collateralized by Mortgage Loan Obligations valued at $3,242,171, 2.46%, 5/25/35)	3,000,391	3,000,000
0.8%, dated 9/17/12 due 12/17/12 (Collateralized by Mortgage Loan Obligations valued at $15,147,073, 5.41% - 5.5%, 5/25/35 - 11/15/38)	14,028,311	14,000,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $10,822,880, 6.08%, 6/11/49)	10,046,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.48%, dated 11/30/12 due 12/3/12 (Collateralized by Municipal Bond Obligations valued at $22,609,886, 4.5% - 5.99%, 6/15/35 - 11/1/42)	21,000,840	21,000,000
Mitsubishi UFJ Securities (USA), Inc. at 0.35%, dated 11/30/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $4,200,123, 3.88%, 4/14/16)	4,001,361	4,000,000
Mizuho Securities USA, Inc. at:
0.37%, dated:
11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $11,649,487, 4.29% - 6.42%, 3/15/36 - 6/25/40)	11,003,618	11,000,000

	Maturity Amount	Value
Mizuho Securities USA, Inc. at:
0.37%, dated:
11/27/12 due 12/7/12 (Collateralized by Equity Securities valued at $9,720,610)	$ 9,001,295	$ 9,000,000
0.38%, dated:
11/26/12 due 12/7/12 (Collateralized by Equity Securities valued at $11,881,379)	11,001,626	11,000,000
11/27/12 due:
12/6/12 (Collateralized by Equity Securities valued at $18,283,713)	17,001,615	17,000,000
12/7/12 (Collateralized by Equity Securities valued at $6,480,633)	6,000,823	6,000,000
0.41%, dated 11/26/12 due 12/7/12 (Collateralized by Equity Securities valued at $9,719,096)	9,003,075	9,000,000
0.42%, dated 11/26/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $14,514,848, 0% - 5.79%, 8/25/42 - 9/15/42)	14,009,473	14,000,000
0.54%, dated 11/26/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $4,209,112, 4.72%, 2/20/18)	4,001,860	4,000,000
0.82%, dated 10/29/12 due 1/3/13 (Collateralized by Corporate Obligations valued at $3,245,260, 1.71% - 6.49%, 10/1/37 - 8/15/39)	3,004,510	3,000,000
0.95%, dated:
11/1/12 due 2/8/13 (Collateralized by U.S. Government Obligations valued at $4,123,957, 5.89% - 6.88%, 5/18/18 - 8/20/39)	4,010,450	4,000,000
11/26/12 due 2/22/13 (Collateralized by Corporate Obligations valued at $4,332,855, 4.25% - 7.5%, 2/3/17 - 3/1/17)	4,009,289	4,000,000
11/30/12 due 3/1/13 (Collateralized by Corporate Obligations valued at $3,240,257, 5.88%, 7/15/16)	3,007,204	3,000,000
0.97%, dated 10/24/12 due 1/22/13 (Collateralized by Corporate Obligations valued at $3,246,057, 1.71% - 6.49%, 10/1/37 - 8/15/39)	3,007,275	3,000,000
RBC Capital Markets Co. at:
0.33%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $1,031,963, 6.24%, 4/25/42)	1,000,064	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.46%, dated 11/27/12 due 12/4/12 (Collateralized by Corporate Obligations valued at $1,055,575, 1.5% - 1.75%, 3/15/28 - 12/15/37)	$ 1,000,089	$ 1,000,000
RBS Securities, Inc. at 0.85%, dated:
11/9/12 due 12/10/12 (Collateralized by U.S. Government Obligations valued at $14,429,698, 0.55% - 2.5%, 10/15/42 - 5/25/46)	14,010,247	14,000,000
11/16/12 due 12/17/12 (Collateralized by U.S. Government Obligations valued at $21,640,046, 0.55% - 2.5%, 10/15/42 - 5/25/46)	21,015,371	21,000,000
11/19/12 due 12/19/12 (Collateralized by U.S. Government Obligations valued at $11,334,312, 0.55% - 2.5%, 10/15/42 - 5/25/46)	11,007,792	11,000,000
Royal Bank of Scotland PLC at 0.85%, dated:
11/7/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $8,168,344, 3.5% - 5%, 9/1/26 - 2/1/41)	8,005,667	8,000,000
11/26/12 due 12/3/12 (Collateralized by U.S. Government Obligations valued at $8,161,509, 5%, 2/1/41)	8,001,322	8,000,000
UBS Securities LLC at:
0.5%, dated:
10/18/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $5,448,813, 0.25% - 4.25%, 11/15/14 - 3/15/16)	5,006,250	5,000,000
11/19/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $4,200,817, 2.5% - 5.88%, 7/30/13 - 12/16/36)	4,005,111	4,000,000
0.55%, dated 10/4/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $8,350,699, 0.25% - 4.25%, 5/1/13 - 3/15/25)	7,010,374	7,000,000

	Maturity Amount	Value
Wells Fargo Securities, LLC at 0.55%, dated 11/20/12 due:
2/19/13 (Collateralized by Corporate Obligations valued at $7,300,478, 1.67% - 8.13%, 1/15/13 - 10/11/41)	$ 7,009,732	$ 7,000,000
2/20/13 (Collateralized by Corporate Obligations valued at $7,351,223, 3.25% - 6.5%, 1/15/13 - 3/15/42)	7,009,839	7,000,000
TOTAL OTHER REPURCHASE AGREEMENT		754,000,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,952,230,670)	5,952,230,670
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(121,029,935)
NET ASSETS - 100%	$ 5,831,200,735
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,450,000 or 2.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.53%, 2/28/13	7/18/12	$ 8,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$921,000 due 12/03/12 at 0.25%
Bank of America NA	$ 331,208
Deutsche Bank Securities, Inc.	12,690
J.P. Morgan Securities, Inc.	8,460
Mizuho Securities USA, Inc.	557,161
Wells Fargo Securities LLC	11,481
$ 921,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $5,952,230,670.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2012

1.841646.106

ITB-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.25% 8/15/22	$ 5,295,000	$ 8,063,290
7.875% 2/15/21	2,959,000	4,500,222
8% 11/15/21	8,317,000	12,990,114
8.125% 8/15/19	6,032,000	8,860,911
8.125% 5/15/21	2,979,000	4,622,103
8.125% 8/15/21	2,719,000	4,247,801
8.5% 2/15/20	2,853,000	4,335,892
8.75% 5/15/20	2,238,000	3,471,698
8.75% 8/15/20	4,231,000	6,617,546
8.875% 2/15/19	5,751,000	8,553,267
9% 11/15/18	3,322,000	4,911,371
9.125% 5/15/18	2,778,000	4,031,356
U.S. Treasury Notes:
0.875% 7/31/19	25,047,000	24,892,410
1% 6/30/19	21,260,000	21,321,463
1% 8/31/19	27,291,000	27,308,057
1% 9/30/19	27,564,000	27,557,550
1% 11/30/19	24,098,000	24,032,116
1.125% 5/31/19	18,073,000	18,287,617
1.25% 1/31/19	24,616,000	25,192,950
1.25% 4/30/19	14,220,000	14,513,287
1.25% 10/31/19	27,170,000	27,586,027
1.375% 9/30/18	22,045,000	22,768,341
1.375% 11/30/18	16,020,000	16,530,638
1.375% 12/31/18	17,572,000	18,122,496
1.375% 2/28/19	25,885,000	26,671,671
1.5% 8/31/18	19,569,000	20,350,234
1.5% 3/31/19	13,237,000	13,725,114
1.625% 8/15/22	65,965,000	66,248,452
1.625% 11/15/22	24,085,000	24,103,810
1.75% 10/31/18	13,086,000	13,793,455
1.75% 5/15/22	57,205,000	58,313,347
2% 11/15/21	42,135,000	44,162,747
2% 2/15/22	42,434,000	44,336,910
2.125% 8/15/21	45,589,000	48,381,326
2.25% 7/31/18	11,000,000	11,904,068
2.375% 5/31/18	12,566,000	13,679,272
2.375% 6/30/18	14,605,000	15,905,751
2.625% 1/31/18	16,035,000	17,633,497
2.625% 4/30/18	12,924,000	14,236,587
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 8/15/20	$ 42,292,000	$ 46,815,256
2.625% 11/15/20	59,660,000	66,017,489
2.75% 12/31/17	17,307,000	19,136,402
2.75% 2/28/18	13,335,000	14,763,299
2.75% 2/15/19	28,332,000	31,554,765
2.875% 3/31/18	15,903,000	17,721,906
3.125% 5/15/19	31,710,000	36,129,581
3.125% 5/15/21	36,116,000	41,350,003
3.375% 11/15/19	35,670,000	41,343,742
3.5% 2/15/18	26,303,000	30,098,444
3.5% 5/15/20	44,620,000	52,257,695
3.625% 8/15/19	27,811,000	32,636,653
3.625% 2/15/20	52,764,000	62,146,072
3.625% 2/15/21	46,429,000	54,992,968
3.75% 11/15/18	28,667,000	33,582,932
3.875% 5/15/18	12,838,000	15,009,432
4% 8/15/18	14,248,000	16,840,466
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,298,732,099)		1,389,161,869
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $8,455,000)	$ 8,455,150	8,455,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,307,187,099)		1,397,616,869
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(705,189)
NET ASSETS - 100%		$ 1,396,911,680
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,455,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 1,696,772
Credit Suisse Securities (USA) LLC	1,283,414
HSBC Securities (USA), Inc.	2,262,363
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,488,600
Mizuho Securities USA, Inc.	158,260
UBS Securities LLC	565,591
$ 8,455,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,306,845,163. Net unrealized appreciation aggregated $90,771,706, of which $90,896,785 related to appreciated investment securities and $125,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2012

1.841649.106

LBX-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 24,870,000	$ 24,601,877
2.75% 11/15/42	8,198,000	8,099,370
3% 5/15/42	24,160,000	25,194,338
3.125% 11/15/41	23,320,000	24,974,274
3.125% 2/15/42	23,894,000	25,566,582
3.5% 2/15/39	12,768,000	14,741,052
3.75% 8/15/41	16,619,000	19,966,166
3.875% 8/15/40	16,020,000	19,672,063
4.25% 5/15/39	13,077,000	17,028,712
4.25% 11/15/40	18,595,000	24,251,952
4.375% 2/15/38	7,666,000	10,141,880
4.375% 11/15/39	18,088,000	24,020,303
4.375% 5/15/40	17,435,000	23,172,196
4.375% 5/15/41	14,176,000	18,860,729
4.5% 2/15/36	10,122,000	13,571,385
4.5% 5/15/38	9,996,000	13,472,729
4.5% 8/15/39	9,483,000	12,825,758
4.625% 2/15/40	15,262,000	21,049,640
4.75% 2/15/37	4,122,000	5,730,866
4.75% 2/15/41	14,083,000	19,817,429
5% 5/15/37	4,195,000	6,034,247
5.25% 11/15/28	5,059,000	7,123,704
5.25% 2/15/29	4,959,000	6,998,389
5.375% 2/15/31	8,320,000	12,113,404
5.5% 8/15/28	4,319,000	6,218,012
6% 2/15/26	5,248,000	7,711,280
6.125% 11/15/27	8,783,000	13,278,798
6.125% 8/15/29	2,768,000	4,273,964
6.25% 8/15/23	9,325,000	13,538,734
6.25% 5/15/30	5,576,000	8,788,300
6.375% 8/15/27	2,765,000	4,261,556
6.5% 11/15/26	3,317,000	5,119,584
6.625% 2/15/27	2,620,000	4,097,025
6.75% 8/15/26	2,415,000	3,791,550
6.875% 8/15/25	3,358,000	5,248,974
7.125% 2/15/23	4,439,000	6,772,249
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 3,491,000	$ 5,636,328
7.625% 2/15/25	2,812,000	4,598,497
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $424,392,746)		492,363,896
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) # (Cost $3,803,000)	$ 3,803,067	3,803,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $428,195,746)		496,166,896
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,039,245)
NET ASSETS - 100%		$ 495,127,651
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,803,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 763,196
Credit Suisse Securities (USA) LLC	577,271
HSBC Securities (USA), Inc.	1,017,595
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,119,355
Mizuho Securities USA, Inc.	71,184
UBS Securities LLC	254,399
$ 3,803,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $429,225,944. Net unrealized appreciation aggregated $66,940,952, of which $67,884,529 related to appreciated investment securities and $943,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013